Sales and other operating revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Summary of revenue from contracts with customers, by product

			$ million
	2025	2024	2023
Crude oil	2,063	2,219	2,413
Oil products	114,207	121,019	128,969
Natural gas, LNG and NGLs	27,477	24,464	29,541
Non-oil products and other revenues from contracts with customers	15,132	13,362	10,298
Revenue from contracts with customers	158,879	161,064	171,221
Other operating revenues[a]	30,456	28,121	38,909
Total sales and other operating revenues	189,335	189,185	210,130